Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

    The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Income Funds and WealthBuilder Portfolios of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 28 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on October 1, 2001.

    IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 10th day of October, 2001.

Witness:                                                                              WELLS FARGO FUNDS TRUST

By: __/s/ Christine D. PaVel-Ligon                                      By: __/s/ Dorothy A. Peters___

Name:     Christine D. PaVel-Ligon                                                    Dorothy A. Peters

Title:        Assistant Secretary                                                             Assistant Secretary